Condensed consolidating information on certain US subsidiaries - Narrative (Details)	6 Months Ended
Jun. 30, 2018
BP Exploration (Alaska)
Disclosure Of Condensed Financial Statements [Line Items]
Ownership percentage in subsidiary	100.00%
BP Capital Markets p.l.c.
Disclosure Of Condensed Financial Statements [Line Items]
Ownership percentage in subsidiary	100.00%